Filed with the Securities and Exchange Commission on September 22, 2004

1993 Act File No. 33-32476
1940 Act File No. 811-5970

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 29
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 30

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza, Chicago, Illinois, 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 537-7000

John Millette, Secretary	With a copy to:
Cash Account Trust 222 South Riverside Plaza Chicago, Illinois 60606-5808 (Name and Address of Agent for Service)	Deborah B. Eades David A. Sturms Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 23, 2004 pursuant to paragraph b(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On______________ pursuant to paragraph (b)
☐	On ________________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 28 to the Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 23, 2004.

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of September, 2004.

CASH ACCOUNT TRUST

By:	/s/ Julian F. Sluyters

Julian F. Sluyters
Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
/s/ William N. Shiebler William N. Shiebler	Trustee	September 22, 2004
/s/ Charles A. Rizzo Charles A. Rizzo	Treasurer	September 22, 2004
/s/John W. Ballantine John W. Ballantine*	Trustee	September 22, 2004
/s/Lewis A. Burnham Lewis A. Burnham*	Trustee	September 22, 2004
/s/Donald L. Dunaway Donald L. Dunaway*	Trustee	September 22, 2004
/s/James R. Edgar James R. Edgar*	Trustee	September 22, 2004
/s/Paul K. Freeman Paul K. Freeman*	Trustee	September 22, 2004
/s/Robert B. Hoffman Robert B. Hoffman*	Trustee	September 22, 2004
/s/Shirley D. Peterson Shirley D. Peterson*	Trustee and Chairman	September 22, 2004
/s/Fred B. Renwick Fred B. Renwick*	Trustee	September 22, 2004
/s/John G. Weithers John G. Weithers*	Trustee	September 22, 2004

*By:	/s/ Caroline Pearson

Caroline Pearson** Assistant Secretary

**	Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post- Effective Amendment No. 22 to the Registration Statement, as filed on July 27, 2001 and Post-Effective Amendment No. 23 to the Registration Statement, as filed on July 31, 2002.

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